Related Party Transactions Disclosure of related party (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
The remuneration of directors and other members of key management personnel during the year was as follows:

	2020	2019
Salaries and short-term benefits (1)	$18,658	$14,180
Post-employment benefits (2)	1,226	1,287
Share-based payments (3)	2,750	3,195
	$22,634	$18,662
(1)Includes annual salary and short-term incentives or bonuses earned in the year.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual RSUs, PSUs, stock option and common share grants.